{GRAPHIC]

[PIONEER INVESTMENTS(R) LOGO]

PIONEER VARIABLE CONTRACTS TRUST

PIONEER HIGH YIELD VCT PORTFOLIO--CLASS II SHARES

SEMIANNUAL REPORT

JUNE 30, 2002

                                                PIONEER VARIABLE CONTRACTS TRUST

TABLE OF CONTENTS

Pioneer High Yield VCT Portfolio

   Portfolio and Performance Update                                    2

   Portfolio Management Discussion                                     3

   Schedule of Investments                                             5

   Financial Statements                                               10

   Notes to Financial Statements                                      14

PIONEER HIGH YIELD VCT PORTFOLIO

PORTFOLIO AND PERFORMANCE UPDATE 6/30/02

[CHART]

PORTFOLIO DIVERSIFICATION
(As a percentage of total investment portfolio)

Convertible Corporate Bonds             58%
Corporate Bonds                         36%
Convertible Preferred Stock              6%

[CHART]

MATURITY DISTRIBUTION
(Effective life as a percentage of total investment portfolio)

1 - 3 years                             20.2%
3 - 4 years                             31.5%
4 - 6 years                             34.0%
6 - 8 years                              9.2%
8+ years                                 5.1%

FIVE LARGEST HOLDINGS
(As a percentage of total investment portfolio)

   1. Aspen Technology, 5.25%, 6/15/05                                      3.82%
   2. IVAX Corp., 4.5%, 5/15/08                                             3.71
   3. Freeport-McMoran Copper & Gold Inc., 8.25%, 1/31/06 (144A)            3.36
   4. Weso Distributions Inc., 9.125%, 6/1/08                               3.35
   5. Affymetrix Inc., 4.75%, 2/15/07                                       3.30

Holdings will vary for other periods.

PRICES AND DISTRIBUTIONS--CLASS II SHARES

                                                          6/30/02        12/31/01
Net Asset Value per Share                                  $9.98          $10.33

DISTRIBUTIONS PER SHARE                 INCOME         SHORT-TERM      LONG-TERM
(12/31/01 - 6/30/02)                    DIVIDENDS      CAPITAL GAIN    CAPITAL GAIN
                                        $  0.3689      $          -    $          -

PERFORMANCE OF A $10,000 INVESTMENT--CLASS II SHARES

The following chart shows the value of an investment made in PIONEER HIGH YIELD VCT PORTFOLIO at net asset value, compared to the growth of Merrill Lynch (ML) High Yield Master II Index and the ML Index of Convertible Bonds (Speculative Quality). Portfolio returns are based on net asset value and do not reflect any applicable insurance fees or surrender charges.

[CHART]

           PIONEER HIGH YIELD VCT   ML HIGH YIELD   ML INDEX OF CONVERTIBLE BONDS
                PORTFOLIO*         MASTER II INDEX      (SPECULATIVE QUALITY)
  5/31/01            $     10,000       $   10,000                $        10,000
  6/31/01            $     10,360       $    9,839                $         9,615
6/30/2002            $     10,371       $    9,310                $         8,999

Index comparisons begin 4/30/01.

The ML High Yield Master II Index is a broad-based measure of the performance of the non-investment grade U.S. domestic bond market. The ML Index of Convertible Bonds (Speculative Quality) is a market-capitalization weighted index including mandatory and non-mandatory domestic corporate convertible securities. Index returns assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Indices.

AVERAGE ANNUAL
TOTAL RETURNS
(As of June 30, 2002)

NET ASSET VALUE*

Life-of-Class                    4.84%
(5/1/01)

All total returns shown assume reinvestment of distributions at net asset value.

* Portfolio performance does not reflect any variable contract fees, expenses or sales charges. If they had been included, performance would have been lower. This Portfolio report must be preceded or accompanied by a variable contract separate account report for the contracts through which the Portfolio is available. The separate accounts report contains Portfolio performance net of any contract fees, expenses or sale charges.

Past performance does not guarantee future results. Returns and share prices fluctuate so that your investment, when redeemed, may be worth more or less than its original cost.

PORTFOLIO MANAGEMENT DISCUSSION 6/30/02

Manager Margaret Patel was able to steer the Portfolio into positive territory during a six-month period when much of the high-yield market was under water. Below, Ms. Patel explains how she was able to soften the blow of negative sentiment toward the high-yield market.

Q:  HOW DID THE PORTFOLIO PERFORM?

A: During a difficult period for the high-yield market, the Portfolio was able to offer positive returns. For the six-months ended June 30, 2002 the Portfolio had a total return of 0.10% for its Class II shares. To compare, the Merrill Lynch High Yield Master II returned -5.37% during the same period.

Q: HOW WERE YOU ABLE TO KEEP THE PORTFOLIO'S HEAD ABOVE WATER WHEN MUCH OF THE HIGH-YIELD MARKET WAS FLOUNDERING?

A: We continued to avoid areas that posted material losses, particularly in the telecommunications and cable TV sectors. These areas performed poorly due to defaults and sharp price declines arising from concerns about future profitability and potential accounting irregularities. In addition, we avoided utilities, which struggled due to fallout from the Enron accounting scandal. The yield differential between high-yield bonds and Treasuries narrowed during the first five months of the year signaling improved performance for high-yield bonds. But in June, the high-yield market reeled due to several factors that combined to create extremely negative sentiment for high-yield bonds. Defaults continued at a high rate as questions arose throughout the markets about accounting accuracy and management veracity. In addition, consensus grew that the economic recovery would be more muted than expected. Problems in the equity market added to the pessimism.

Q:  WHERE DID YOU FIND INVESTMENT OPPORTUNITIES?

A: Our overall approach remained unchanged, as we looked to unearth opportunities in sectors and industries that were growing faster than the economy as a whole and that offered relative value. Technology continued to be an area of emphasis, and we looked to invest in companies that offered unique products and services that enabled them to maintain strong industry positions. Demand for technology products and services remained somewhat depressed during the period, but we expect it to pick up once again at some point between the end of 2002 and the fall of 2003. In addition, we added to the Portfolio's holdings in the health care sector. Many securities in that area fell to very attractive valuations, as investors sold them off due to negative sentiment and to gravitate toward more economically sensitive sectors. We used that change in outlook to increase the Portfolio's weighting in health care, including investments in acute care hospitals, biotechnology, and generic pharmaceutical providers. This last group should benefit from long-term demographic trends.

Q: DID A FOCUS ON CONVERTIBLE SECURITIES CONTINUE TO BE A HALLMARK OF YOUR INVESTMENT APPROACH?

A: Yes, it did. To remind shareholders, we invest in discounted convertible securities offering high yields in order to gain a foothold in attractive industries where generic high-yield bonds might not be available, particularly smaller companies in rapidly growing industries. To illustrate, we are able to maintain significant exposure to technology by investing in convertibles, because the sector does not present many opportunities in the high-yield market. However, it does offer a significant supply of convertible securities. We are attracted to convertible securities because they offer the possibility of price appreciation if the underlying value of the company's stock rises. Toward the end of the period as the high-yield market declined, we decreased the Portfolio's stake in convertible securities to take advantage of very attractively valued opportunities in the generic high-yield market. At the same time, the prices of convertible bonds have fallen to the point where convertible bond yields are now competitive with those found in the high-yield market. Investors in convertible bonds can therefore garner the same yield; but if the underlying stock price rises, the value of the convertible bond does as well. We looked to invest in convertible bonds of companies offering attractive business positions and growth opportunities within sectors where stock prices were temporarily depressed.

The Portfolio invests in high yield bonds, which may be subject to greater price fluctuations than investment-grade bonds.

The Portfolio's investment adviser, Pioneer Investment Management, Inc., reduced its management fee and certain other expenses; otherwise, returns would have been lower.

Q:  WHAT OTHER MOVES DID YOU MAKE WITH THE PORTFOLIO?

A: We increased the Portfolio's holdings in more cyclical areas that should be poised to benefit from the continuing recovery of the U.S. economy. For example, we added to investments in companies with ties to the automotive and trucking industries.

Q: WHICH WERE SOME OF THE BETTER-PERFORMING INVESTMENTS FOR THE PORTFOLIO? WHICH WERE DISAPPOINTMENTS?

A: Among the positive performers for the Portfolio was Freeport-McMoran, the largest copper producer, which did well due to a positive outlook for copper demand and pricing. In addition, expectations of a continued economic recovery helped two automotive parts suppliers, MascoTech and Tower Automotive.

    On the down side were most of the Portfolio's health care holdings, as sentiment toward this sector turned negative due to the poor timing and pace of new drug discovery, as well as pricing pressure and increased competition among generic producers. Amid this turmoil, Portfolio holding Cubist Pharmaceutical declined. Semiconductor company Conexant Systems also fell, reflecting weakness in the technology sector.

Q:  WHAT IS YOUR OUTLOOK?

A: Defaults remain high -- above 9% this year compared to an average of about 4.5% -- which is a source of concern. Selectivity will be key to capturing the high yields available without giving back principal losses due to declining prices or defaults. High-yield bonds should perform well, if it becomes clearer in the second half of 2002 that the economy is strengthening and that the recovery is more broad-based than it has been thus far. We also believe that the default rate should fall in the second half of the year due to an improving economy and a more stable equity market. This type of backdrop should help support the performance of the high-yield market.

SCHEDULE OF INVESTMENTS 6/30/02 (UNAUDITED)

   PRINCIPAL  S&P/MOODY'S
      AMOUNT  RATINGS                                                                          VALUE
                            CONVERTIBLE PREFERRED STOCKS - 6.4%
                            MATERIALS - 0.8%
                            PAPER PRODUCTS - 0.8%
$      6,500  BBB+/N/A      International Paper Capital Trust, 5.25%, 7/20/25            $   313,625
                                                                                         -----------
                            TOTAL MATERIALS                                              $   313,625
                                                                                         -----------

                            AUTOMOBILES & COMPONENTS - 3.0%
                            AUTOMOBILE MANUFACTURERS - 3.0%
      25,000  B+/N/A        Cummins Capital Trust I, 7.0%, 6/15/31 (144A)                $ 1,215,625
                                                                                         -----------
                            TOTAL AUTOMOBILES & COMPONENTS                               $ 1,215,625
                                                                                         -----------

                            DIVERSIFIED FINANCIALS - 1.1%
                            CONSUMER FINANCE - 1.1%
      15,000  NR/NR         Nuevo Energy, 5.75%, 12/15/26                                $   444,000
                                                                                         -----------
                            TOTAL DIVERSIFIED FINANCIALS                                 $   444,000
                                                                                         -----------

                            TECHNOLOGY HARDWARE & EQUIPMENT - 0.8%
                            TELECOMMUNICATIONS EQUIPMENT - 0.8%
         700  B+/N/A        Lucent Technologies Inc., 8.0%, 8/1/30 (144A)                $   339,500
                                                                                         -----------
                            TOTAL TECHNOLOGY HARDWARE & EQUIPMENT                        $   339,500
                                                                                         -----------

                            UTILITIES - 0.7%
                            GAS UTILITIES - 0.7%
      31,000  NR/NR         Semco Capital Trust II, 11.0%, 8/16/03                       $   263,500
                                                                                         -----------
                            TOTAL UTILITIES                                              $   263,500
                                                                                         -----------
                            TOTAL CONVERTIBLE PREFERRED STOCKS
                            (Cost $3,064,949)                                            $ 2,576,250
                                                                                         -----------

                            CONVERTIBLE CORPORATE BONDS - 58.0%
                            ENERGY - 1.6%
                            OIL & GAS DRILLING - 1.6%
     700,000  B-/B3         Parker Drilling Co., 5.5%, 8/1/04                            $   662,375
                                                                                         -----------
                            TOTAL ENERGY                                                 $   662,375
                                                                                         -----------

                            MATERIALS - 4.2%
                            DIVERSIFIED METALS & MINING - 4.2%
     900,000  NR/NR         Freeport-McMoran Copper & Gold Inc., 8.25%, 1/31/06 (144A)   $ 1,351,125
     351,000  BBB-/Baa3     Inco Ltd., 7.75%, 3/15/16                                        355,826
                                                                                         -----------
                            TOTAL MATERIALS                                              $ 1,706,951
                                                                                         -----------

                            CAPITAL GOODS - 3.6%
                            ELECTRICAL COMPONENTS & EQUIPMENT - 2.1%
     500,000  B-/B2         Benchmark Electrical, 6.0%, 8/15/06                          $   482,500
     500,000  BBB-/Ba1      SCI Systems Inc., 3.0%, 3/15/05                                  352,500
                                                                                         -----------
                                                                                         $   835,000
                                                                                         -----------

                            INDUSTRIAL MACHINERY - 1.5%
     500,000  NR/NR         Lennox International Inc., 6.25%, 6/1/09 (144A)              $   606,250
                                                                                         -----------
                            TOTAL CAPITAL GOODS                                          $ 1,441,250
                                                                                         -----------

                            COMMERCIAL SERVICES & SUPPLIES - 2.1%
                            DATA PROCESSING SERVICES - 2.1%
   1,000,000  CCC+/NR       Checkfree Holdings Corp., 6.5%, 12/1/06                      $   850,000
                                                                                         -----------
                            TOTAL COMMERCIAL SERVICES & SUPPLIES                         $   850,000
                                                                                         -----------

   The accompanying notes are an integral part of these financial statements.

                                        5

   PRINCIPAL  S&P/MOODY'S
      AMOUNT  RATINGS                                                                          VALUE
                            AUTOMOBILES & COMPONENTS - 2.4%
                            AUTO PARTS & EQUIPMENT - 2.4%
$  1,000,000  BB-/B3        Tower Automotive Inc., 5.0%, 8/1/04                          $   952,500
                                                                                         -----------
                            TOTAL AUTOMOBILES & COMPONENTS                               $   952,500
                                                                                         -----------

                            MEDIA - 2.1%
                            ADVERTISING - 2.1%
   1,000,000  B-/B2         Getty Images Inc., 5.0%, 3/15/07                             $   830,000
                                                                                         -----------
                            TOTAL MEDIA                                                  $   830,000
                                                                                         -----------

                            PHARMACEUTICALS & BIOTECHNOLOGY - 17.5%
                            BIOTECHNOLOGY - 6.7%
   1,600,000  CCC+/NR       Affymetrix Inc., 4.75%, 2/15/07                              $ 1,324,000
     600,000  NR/NR         Alkermes Inc., 3.75%, 2/15/07                                    381,000
     700,000  NR/NR         CV Therapeutics Inc., 4.75%, 3/7/07                              507,500
     700,000  CCC/NR        Human Genome Sciences, 3.75%, 3/15/07                            469,875
                                                                                         -----------
                                                                                         $ 2,682,375
                                                                                         -----------

                            PHARMACEUTICALS - 10.8%
     100,000  B/NR          Alpharma Inc., 5.75%, 4/1/05                                 $    90,500
   1,100,000  B/NR          Alpharma Inc., 3.0%, 6/1/06                                    1,083,500
     300,000  NR/NR         Cubist Pharmaceuticals Inc., 5.50%, 11/1/08                      154,500
     950,000  NR/NR         ImClone Systems Inc., 5.5%, 3/1/05                               661,438
   2,000,000  NR/NR         IVAX Corp., 4.5%, 5/15/08                                      1,490,000
   1,100,000  NR/NR         Vertex Pharmaceuticals Inc., 5.0%, 9/19/07                       840,125
                                                                                         -----------
                                                                                         $ 4,320,063
                                                                                         -----------
                            TOTAL PHARMACEUTICALS & BIOTECHNOLOGY                        $ 7,002,438
                                                                                         -----------

                            BANKS - 0.4%
     200,000  BB/Ba3        Navistar Financial Corp., 4.75%, 4/1/09 (144A)               $   178,000
                                                                                         -----------
                            TOTAL BANKS                                                  $   178,000
                                                                                         -----------

                            INSURANCE - 0.6%
                            PROPERTY & CASUALTY INSURANCE - 0.6%
     200,000  BB/Baa2       Ohio Casualty Corp., 5.0%, 3/19/22 (144A)                    $   230,250
                                                                                         -----------
                            TOTAL INSURANCE                                              $   230,250
                                                                                         -----------

                            SOFTWARE & SERVICES - 6.5%
                            APPLICATION SOFTWARE - 6.5%
   1,940,000  B-/Caa1       Aspen Technology, 5.25%, 6/15/05                             $ 1,532,600
     300,000  NR/NR         HNC Software, 5.25%, 9/1/08                                      274,875
     700,000  B-/B3         Peregrine Systems, Inc., 5.0%, 11/15/07                          251,125
     680,000  NR/NR         Radisys Corp., 5.5%, 8/15/07                                     558,450
                                                                                         -----------
                            TOTAL SOFTWARE & SERVICES                                    $ 2,617,050
                                                                                         -----------

                            TECHNOLOGY HARDWARE & EQUIPMENT - 17.0%
                            COMPUTER STORAGE & PERIPHERALS - 1.8%
     800,000  B+/B2         Quantum Corp., 7.0%, 8/1/04                                  $   746,000
                                                                                         -----------

                            ELECTRONIC EQUIPMENT & INSTRUMENTS - 2.2%
     920,000  B-/B3         Adaptec Inc., 4.75%, 2/1/04                                  $   884,350
                                                                                         -----------

                            NETWORKING EQUIPMENT - 2.0%
   1,300,000  B-/B2         Juniper Networks Inc., 4.75%, 3/15/07                        $   796,250
                                                                                         -----------

   The accompanying notes are an integral part of these financial statements.

                                        6

   PRINCIPAL  S&P/MOODY'S
      AMOUNT  RATINGS                                                                          VALUE
                            SEMICONDUCTOR EQUIPMENT - 4.7%
$    200,000  NR/NR         Axcelis Technologies Inc., 4.25%, 1/15/07                    $   179,000
     700,000  NR/NR         Brooks Automation, 4.75%, 6/1/08                                 565,250
   1,500,000  NR/NR         Emcore Corp., 5.0%, 5/15/06                                      886,875
     400,000  NR/NR         Emcore Corp., 5.0%, 5/15/06 (144A)                               236,500
                                                                                         -----------
                                                                                         $ 1,867,625
                                                                                         -----------

                            SEMICONDUCTORS - 5.2%
   1,825,000  B-/NR         Conexant Systems Inc., 4.0%, 2/1/07                          $   809,844
     100,000  B/Ba3         Cypress Semiconductor, 3.75%, 7/1/05                              85,250
   1,155,000  B-/NR         TriQuint Semiconductor Inc., 4.0%, 3/1/07                        872,025
     400,000  B-/B2         Vitesse Semiconductor Corp., 4.0%, 3/15/05                       310,000
                                                                                         -----------
                                                                                         $ 2,077,119
                                                                                         -----------

                            TELECOMMUNICATIONS EQUIPMENT - 1.1%
     300,000  B+/B3         Commscope Inc., 4.0%, 12/15/06                               $   234,375
     450,000  B-/B3         DDI Corp., 5.25%, 3/1/08                                         210,375
                                                                                         -----------
                                                                                         $   444,750
                                                                                         -----------
                            TOTAL TECHNOLOGY HARDWARE & EQUIPMENT                        $ 6,816,094
                                                                                         -----------
                            TOTAL CONVERTIBLE CORPORATE BONDS
                            (Cost $24,252,531)                                           $23,286,908
                                                                                         -----------

                            CORPORATE BONDS - 35.6%

                            ENERGY - 3.1%
                            OIL & GAS DRILLING - 0.8%
     300,000  B+/B1         Parker Drilling Co., 10.125%, 11/15/09                       $   313,500
                                                                                         -----------

                            OIL & GAS EXPLORATION & PRODUCTION - 0.2%
     100,000  B+/B2         Nuevo Energy Co., 9.375%, 10/1/10                            $   100,000
                                                                                         -----------

                            OIL & GAS REFINING MARKETING & TRANSPORTATION - 2.1%
     500,000  BB-/B1        Tesoro Petroleum Corp., 9.625%, 11/1/08                      $   462,500
     400,000  B+/B1         Tesoro Escrow Corp., 9.625%, 4/1/12 (144A)                       366,000
                                                                                         -----------
                                                                                         $   828,500
                                                                                         -----------
                            TOTAL ENERGY                                                 $ 1,242,000
                                                                                         -----------

                            MATERIALS - 4.7%
                            DIVERSIFIED METALS & MINING - 1.7%
     700,000  NR/NR         Kennametal Inc., 7.20%, 6/15/12                              $   699,487
                                                                                         -----------

                            PAPER PRODUCTS - 1.4%
     600,000  B+/B1         FiberMark Inc., 10.75%, 4/15/11 (144A)                       $   577,500
                                                                                         -----------

                            SPECIALTY CHEMICALS - 1.6%
     600,000  BBB-/Baa3     Polyone Corp., 8.875%, 5/1/12 (144A)                         $   619,065
                                                                                         -----------
                            TOTAL MATERIALS                                              $ 1,896,052
                                                                                         -----------

                            CAPITAL GOODS - 4.2%
                            BUILDING PRODUCTS - 2.2%
     850,000  B/B2          NCI Building Systems, Inc., 9.25%, 5/1/09                    $   867,000
                                                                                         -----------

                            INDUSTRIAL MACHINERY - 2.2%
     500,000  BBB-/Ba1      Cummins Inc., 7.125, 3/1/28                                  $   418,694
     500,000  B-/B2         Intermet Corp., 9.75%, 6/15/09 (144A)                            501,250
                                                                                         -----------
                                                                                         $   919,944
                                                                                         -----------
                            TOTAL CAPITAL GOODS                                          $ 1,786,944
                                                                                         -----------

   The accompanying notes are an integral part of these financial statements.

                                        7

   PRINCIPAL  S&P/MOODY'S
      AMOUNT  RATINGS                                                                          VALUE
                            TRANSPORTATION - 1.8%
                            AIR FREIGHT & COURIERS - 1.3%
$    500,000  BB-/B1        Petroleum Helicopters, 9.375%, 5/1/09 (144A)                 $   512,500
                                                                                         -----------

                            MARINE - 0.5%
     200,000  NR/NR         Trico Marine Services, 8.875%, 5/15/12 (144A)                $   198,000
                                                                                         -----------
                            TOTAL TRANSPORTATION                                         $   710,500
                                                                                         -----------

                            AUTOMOBILES & COMPONENTS - 1.3%
                            AUTO PARTS & EQUIPMENT - 1.3%
     500,000  B+/B1         Dura Operating Corp., 8.625%, 4/15/12 (144A)                 $   502,500
                                                                                         -----------
                            TOTAL AUTOMOBILES & COMPONENTS                               $   502,500
                                                                                         -----------

                            HOTELS, RESTAURANTS & LEISURE - 3.6%
                            HOTELS, RESORTS & CRUISE LINES - 3.6%
   1,000,000  B+/B1         Meristar Hospitality, 10.5%, 6/15/09 ( 144A)                 $   955,000
     500,000  BB-/Ba3       Meristar Hospitality, 9.125%, 1/15/11                            477,500
                                                                                         -----------
                                                                                         $ 1,432,500
                                                                                         -----------
                            TOTAL HOTELS, RESTAURANTS & LEISURE                          $ 1,432,500
                                                                                         -----------

                            RETAILING - 2.8%
                            DEPARTMENT STORES - 2.8%
   1,500,000  BBB-/Ba2      J.C. Penney Co., Inc., 7.625%, 3/1/97                        $ 1,132,500
                                                                                         -----------
                            TOTAL RETAILING                                              $ 1,132,500
                                                                                         -----------

                            FOOD & DRUG RETAILING - 3.3%
                            FOOD DISTRIBUTORS - 3.3%
   1,400,000  B/B3          Wesco Distribution Inc., 9.125%, 6/1/08                      $ 1,344,000
                                                                                         -----------
                            TOTAL FOOD & DRUG RETAILING                                  $ 1,344,000
                                                                                         -----------

                            HEALTH CARE EQUIPMENT & SERVICES - 1.7%
                            HEALTH CARE DISTRIBUTORS & SERVICES - 1.7%
     700,000  BBB-/Ba1      Healthsouth Corp., 7.625%, 6/1/12 (144A)                     $   693,433
                                                                                         -----------
                            TOTAL HEALTH CARE EQUIPMENT & SERVICES                       $   693,433
                                                                                         -----------

                            DIVERSIFIED FINANCIALS - 0.3%
                            DIVERSIFIED FINANCIAL SERVICES - 0.3%
     135,000  BB-/Ba3       Forest City Enterprises, 8.5%, 3/15/08                       $   137,700
                                                                                         -----------
                            TOTAL DIVERSIFIED FINANCIALS                                 $   137,700
                                                                                         -----------

                            REAL ESTATE - 3.4%
                            REAL ESTATE - 1.5%
     600,000  NR/NR         Crescent Real Estate, 9.25%, 4/15/09 (144A)                  $   618,506
                                                                                         -----------

                            REAL ESTATE INVESTMENT TRUSTS - 1.9%
     750,000  B-/B3         BF Saul Real Estate Investment Trust, 9.75%, 4/1/08          $   742,500
                                                                                         -----------
                            TOTAL REAL ESTATE                                            $ 1,361,006
                                                                                         -----------

                            TECHNOLOGY HARDWARE & EQUIPMENT - 5.2%
                            ELECTRONIC EQUIPMENT & INSTRUMENTS - 2.1%
     800,000  BB-/Ba2       Ingram Micro Inc., 9.875%, 8/15/08                           $   832,000
                                                                                         -----------

   The accompanying notes are an integral part of these financial statements.

                                        8

   PRINCIPAL  S&P/MOODY'S
      AMOUNT  RATINGS                                                                          VALUE
                            SEMICONDUCTORS - 1.3%
$    300,000  B/B2          Fairchild Semiconductor, 10.375%, 10/1/07                    $   312,000
     200,000  B/B2          Fairchild Semiconductor, 10.5%, 2/1/09                           213,000
                                                                                         -----------
                                                                                         $   525,000
                                                                                         -----------

                            TELECOMMUNICATIONS EQUIPMENT - 1.8%
     400,000  BB-/Ba3       Lucent Technologies Inc., 7.25%, 7/15/06                     $   272,000
     850,000  BB-/Ba3       Lucent Technologies Inc., 6.45%, 3/15/29                         437,645
                                                                                         -----------
                                                                                         $   709,645
                                                                                         -----------
                            TOTAL TECHNOLOGY HARDWARE & EQUIPMENT                        $ 2,066,645
                                                                                         -----------

                            TOTAL CORPORATE BONDS
                            (Cost $14,395,677)                                           $14,305,780
                                                                                         -----------

                            TOTAL INVESTMENT IN SECURITIES - 100.0%
                            (Cost $41,713,157)                                           $40,168,938
                                                                                         -----------

(144A) Security is exempt from registration under rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At June 30, 2002, the value of these securities amounted to $9,701,004 or 24.19% of total net assets.

   The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS 6/30/02

                                                            SIX MONTHS
                                                               ENDED        5/1/01
                                                              6/30/02         TO
                                                            (UNAUDITED)    12/31/01
CLASS II (a)

Net asset value, beginning of period                        $     10.33    $   10.51
                                                            -----------    ---------
Increase (decrease) from investment operations:
   Net investment income                                    $      0.37    $    0.60
   Net realized and unrealized gain (loss) on investments
    and foreign currency transactions                             (0.35)       (0.07)
                                                            -----------    ---------
    Net increase (decrease) from investment operations      $      0.02    $    0.53
Distributions to shareowners:
   Net income                                                     (0.37)       (0.60)
   Net realized gain                                                  -        (0.11)
                                                            -----------    ---------
Net increase (decrease) in net asset value                  $     (0.35)   $   (0.18)
                                                            -----------    ---------
Net asset value, end of period                              $      9.98    $   10.33
                                                            ===========    =========
Total return*                                                      0.10%        5.39%
Ratio of net expenses to average net assets+                       2.19%**      1.39%**
Ratio of net investment income to average net assets+              7.97%**      8.94%**
Portfolio turnover rate                                              43%**        36%**
Net assets, end of period (in thousands)                    $       215    $      28
Ratios assuming no waiver of management fees and
   assumption of expenses by PIM and no reduction for
   fees paid indirectly:
   Net expenses                                                    2.19%**      1.50%**
   Net investment income (loss)                                    7.97%**      8.83%**

(a) Class II shares were first publicly offered on May 2, 2001.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
**  Annualized.
+   Ratios assuming no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

BALANCE SHEET 6/30/02 (UNAUDITED)

                                                                  PIONEER
                                                                   HIGH
                                                                   YIELD
                                                               VCT PORTFOLIO
ASSETS:
  Investment in securities, at value (cost $41,713,157)        $  40,168,938
  Temporary cash investments (at amortized cost)                           -
  Cash                                                                     -
  Foreign currencies, at value                                             -
  Receivables -
   Investment securities sold                                              -
   Fund shares sold                                                  131,872
   Collateral for securities loaned, at fair value                   254,410
   Variation margin                                                        -
   Dividends, interest and foreign taxes withheld                    738,688
   Forward foreign currency settlement contracts, net                      -
   Forward foreign currency portfolio hedge contracts, net                 -
   Due from Pioneer Investment Management, Inc.                            -
  Other                                                                  452
                                                               -------------
      Total assets                                             $  41,294,360
                                                               -------------

LIABILITIES:
  Payables -
   Investment securities purchased                             $           -
   Fund shares repurchased                                                 -
   Dividends                                                               -
   Upon return of securities loaned                                  254,410
   Variation margin                                                        -
   Forward foreign currency settlement contracts, net                      -
   Forward foreign currency portfolio hedge contracts, net                 -
  Due to bank                                                        895,726
  Due to affiliates                                                   26,622
  Accrued expenses                                                    18,247
  Other                                                                  500
                                                               -------------
      Total liabilities                                        $   1,195,505
                                                               -------------

NET ASSETS:
  Paid-in capital                                              $  41,661,496
  Accumulated net investment income (loss)                            20,463
  Accumulated undistributed net realized gain (loss)                 (38,885)
  Net unrealized gain (loss) on:
   Investments                                                    (1,544,219)
   Futures contracts                                                       -
   Forward foreign currency contracts and other assets
     and liabilities denominated in foreign currencies                     -
                                                               -------------
      Total net assets                                         $  40,098,855
                                                               -------------

NET ASSET VALUE PER SHARE:
  CLASS I:
  (Unlimited number of shares authorized)
   Net assets                                                  $  39,883,846
   Shares outstanding                                              3,998,385
                                                               -------------
   Net asset value per share                                   $        9.97
  CLASS II:
  (Unlimited number of shares authorized)
   Net assets                                                  $     215,009
   Shares outstanding                                                 21,544
                                                               -------------
   Net asset value per share                                   $        9.98

   The accompanying notes are an integral part of these financial statements.

STATEMENT OF OPERATIONS (UNAUDITED)

                                                          SIX MONTHS ENDED
                                                              6/30/02
INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $395)       $        101,795
  Interest                                                       1,747,619
  Income on securities loaned, net                                       -
  Other                                                                  -
                                                          ----------------
      Total investment income                             $      1,849,414
                                                          ----------------

EXPENSES:
  Management fees                                         $        119,687
  Transfer agent fees                                                1,991
  Distribution fees (Class II)                                         234
  Administrative fees                                               18,596
  Custodian fees                                                    18,617
  Professional fees                                                 12,398
  Printing                                                           6,735
  Fees and expenses of nonaffiliated trustees                        1,369
  Miscellaneous                                                      2,692
                                                          ----------------
     Total expenses                                       $        182,319
     Less management fees waived and expenses assumed
      by Pioneer Investment Management, Inc.                             -
     Less fees paid indirectly                                           -
                                                          ----------------
     Net expenses                                         $        182,319
                                                          ----------------
        Net investment income (loss)                      $      1,667,095
                                                          ----------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS, FUTURES CONTRACTS AND
FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain (loss) from:
   Investments                                            $        329,149
   Futures contracts                                                     -
   Forward foreign currency contracts and other assets
     and liabilities denominated in foreign currencies                   -
                                                          ----------------
                                                          $        329,149
                                                          ----------------
  Change in net unrealized gain or loss from:
   Investments                                            $     (1,878,695)
   Futures contracts                                                     -
   Forward foreign currency contracts and other assets
     and liabilities denominated in foreign currencies                   -
                                                          ----------------
                                                          $     (1,878,695)
                                                          ----------------
  Net gain (loss) on investments, futures contracts and
   foreign currency transactions                          $     (1,549,546)
                                                          ================
  Net increase (decrease) in net assets resulting from
   operations                                             $        117,549
                                                          ================

   The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                  SIX MONTHS
                                                     ENDED           YEAR
                                                    6/30/02          ENDED
                                                  (UNAUDITED)       12/31/01
FROM OPERATIONS:
Net investment income (loss)                     $   1,667,095   $   1,620,299
Net realized gain (loss) on investments,
   futures, and foreign currency transactions          329,149        (368,034)
Change in net unrealized gain or loss on
   investments, futures and foreign
   currency transactions                            (1,878,695)        834,812
                                                 -------------   -------------
     Net increase (decrease) in net assets
       resulting from operations                 $     117,549   $   2,087,077
                                                 -------------   -------------

DISTRIBUTIONS TO SHAREOWNERS:
Net investment income
   Class I                                       $  (1,640,361)  $  (1,620,134)
   Class II                                             (7,399)           (454)
Net realized gain
   Class I                                                   -        (155,896)
   Class II                                                  -             (22)
Tax return of capital
   Class I                                                   -               -
   Class II                                                  -               -
                                                 -------------   -------------
     Total distributions to shareowners          $  (1,647,760)  $  (1,776,506)
                                                 -------------   -------------

FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                 $  13,747,151   $  32,396,616
Reinvestment of distributions                        1,643,590       1,726,779
Cost of shares repurchased                          (6,121,165)     (8,923,031)
                                                 -------------   -------------
   Net increase (decrease) in net assets
     resulting from fund share transactions      $   9,269,576   $  25,200,364
                                                 -------------   -------------
   Net increase (decrease) in net assets         $   7,739,365   $  25,510,935

NET ASSETS:
Beginning of period                                 32,359,490       6,848,555
                                                 -------------   -------------
End of period                                    $  40,098,855   $  32,359,490
                                                 =============   =============
Accumulated net investment income (loss),
   end of period                                 $      20,463   $       1,128
                                                 =============   =============

   The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS 6/30/02 (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Pioneer Variable Contracts Trust (the Trust) is a Delaware business trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust consists of nineteen separate portfolios (collectively, the Portfolios, individually the Portfolio) as follows:

DIVERSIFIED PORTFOLIOS:

   Pioneer Emerging Markets VCT Portfolio
     (Emerging Markets Portfolio)
   Pioneer Global Financials VCT Portfolio
     (Global Financials Portfolio)
   Pioneer Europe VCT Portfolio
     (Europe Portfolio)
   Pioneer International Value VCT Portfolio
     (International Value Portfolio)
     (formerly International Growth Portfolio)
   Pioneer Small Cap Value VCT Portfolio
     (Small Cap Value Portfolio)
   Pioneer Small Company VCT Portfolio
     (Small Company Portfolio)
   Pioneer Mid Cap Value VCT Portfolio
     (Mid Cap Value Portfolio)
   Pioneer Growth Shares VCT Portfolio
     (Growth Shares Portfolio)
   Pioneer Fund VCT Portfolio
     (Fund Portfolio)
   Pioneer Equity Income VCT Portfolio
     (Equity Income Portfolio)
   Pioneer Balanced VCT Portfolio
     (Balanced Portfolio)
   Pioneer Strategic Income VCT Portfolio
     (Strategic Income Portfolio)
   Pioneer America Income VCT Portfolio
     (America Income Portfolio)
   Pioneer Money Market VCT Portfolio
     (Money Market Portfolio)
   Pioneer Real Estate Shares VCT Portfolio
     (Real Estate Shares Portfolio)
     (formerly Real Estate Growth Portfolio)

NON-DIVERSIFIED PORTFOLIOS:

   Pioneer Global Health Care VCT Portfolio
     (Global Health Care Portfolio)
   Pioneer Global Telecoms VCT Portfolio
     (Global Telecoms Portfolio)
   Pioneer Science & Technology VCT Portfolio
     (Science & Technology Portfolio)
   Pioneer High Yield VCT Portfolio
     (High Yield Portfolio)

Portfolio shares may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts.

The investment objective of High Yield Portfolio is to maximize total return through a combination of income and capital appreciation.

The Trust's financial statements have been prepared in conformity with accounting principles generally accepted in the United States that require the management of the Trust to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Trust, which are in conformity with those generally accepted in the investment company industry:

A. SECURITY VALUATION

   Security transactions are recorded as of trade date. Net asset values for the portfolios are computed once daily, on each day the New York Stock Exchange is open, as of the close of regular trading on the Exchange. In computing the net asset values, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Trading in foreign equity securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The value of such securities used in computing the net asset value of the Portfolio's shares, based on the last sale price on the principal exchange where they traded, are determined as of such times.

   Fixed income securities are valued at prices supplied by independent pricing services, which consider such factors as Treasury spreads, yields, maturities and ratings. Valuations may be supplemented by dealers and other sources, as required. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees.

   Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Portfolio is informed of the ex-dividend data in the exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis, net of unrecoverable foreign taxes withheld at the applicable country rates. All discounts/premiums are accreted/amortized for financial reporting purposes. Temporary cash investments are valued at amortized cost.

   Gains and losses from sales on investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

   The High Yield Portfolio invests in below investment grade (high yield) debt securities and preferred stocks. These high yield securities may be convertible into equity securities of the issuer. Debt securities rated below investment grade are commonly referred to as "junk bonds" and are considered speculative. These securities involve greater risk of loss, are subject to greater price volatility, and are less liquid, especially during periods of economic uncertainty or change, than higher rated debt securities. The Portfolio is not diversified, which means that it can invest a higher percentage of its asset in any one issuer than a diversified fund. Being non-diversified may magnify the fund's losses from adverse events affecting a particular issuer.

   In addition, the non-diversified Portfolios have concentrations in certain asset types, which may subject the Portfolios to additional risks. Further description of these risks is included in the Trust's Prospectus.

B. FOREIGN CURRENCY TRANSLATION

   The books and records of the Portfolio is maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

   Net realized gains and losses on foreign currency transactions represent the net realized gains and losses on foreign currency contracts, disposition of foreign currencies, and the difference between the amount of income accrued and the U.S. dollar actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investments.

C. FORWARD FOREIGN CURRENCY CONTRACTS

   The Portfolio is authorized to enter into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific investment transactions (settlement hedges) or portfolio positions (portfolio hedges). All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized gains or losses are recorded in the Portfolios' financial statements. The Portfolio records realized gains and losses at the time a portfolio hedge is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

D. TAXES

   It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

   In addition to the requirements of the Internal Revenue Code, the Portfolio may also be required to pay local taxes on the recognition of capital gains and/or the repatriation of foreign currencies in certain countries. During the six months ended June 30, 2002, no such taxes were paid.

   The characterization of distributions to shareowners for financial reporting purposes is determined in accordance with income tax rules. Therefore, the source of the Portfolio's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

   At December 31, 2001, the Portfolio had a capital loss carryforward of $319,291 which will expire in 2009 if not utilized.

E. PORTFOLIO SHARES

   The Portfolio records sales and repurchases of their Portfolio shares as of trade date. Certain insurance companies paid Pioneer Funds Distributor, Inc.
   (PFD), the principal underwriter for the Trust and a majority owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), $527,769 in commissions on the sale of trust shares for the six months ended June 30, 2002.

F. SECURITIES LENDING

   The Portfolios loan securities in their portfolios to certain brokers, with the Portfolios' custodian acting as the lending agent. When entering into a loan, the Portfolio receives collateral, which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Portfolio also continues to receive interest or dividends on the securities loaned, and records unrealized gains or losses in the fair value of the securities loaned that may occur during the term of the loan. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The fair value of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The value of cash collateral at period end is disclosed on the balance sheet. As of June 30, 2002, the Portfolio loaned securities having a fair value $248,661 and received collateral of $254,410.

G. REPURCHASE AGREEMENTS

   With respect to repurchase agreements entered into by the Portfolio, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Trust's custodian, or subcustodians. The Trust's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2. MANAGEMENT AGREEMENT

PIM manages the Portfolio, and is a majority owned indirect subsidiary of UniCredito Italiano. Management fees are calculated daily at the annual rate of 0.65% of the Portfolio's average daily net assets.

PIM has agreed not to impose its management fee and to assume other operating expenses of the Portfolio to the extent necessary to limit the Class I expenses to 1.25% of the average daily net assets attributable to Class I shares; the portion of the Portfolio-wide expenses attributable to Class II shares will be reduced only to the extent that such expenses are reduced for Class I shares.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Portfolio. At June 30, 2002, $25,347 was payable to PIM related to management fees, administrative fees and certain other services.

3. TRANSFER AGENT

Pioneer Investment Management Shareholder Services, Inc. (PIMSS), a majority owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Trust at negotiated rates. Included in due to affiliates is $1,229 in transfer agent fees payable to PIMSS at June 30, 2002.

4. DISTRIBUTION PLANS

The Portfolio has adopted a plan of distribution for Class II shares in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under the plan, the Portfolio pays PFD a distribution fee of 0.25% of the average daily net assets attributable to Class II shares. Included in due to affiliates is $46 in distribution fees payable to PFD at June 30, 2002.

5. AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION

At June 30, 2002, the Portfolios' aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

                                          GROSS          GROSS       NET APPRECIATION/
 PORTFOLIO                TAX COST     APPRECIATION   DEPRECIATION     (DEPRECIATION)
--------------------------------------------------------------------------------------
 High Yield Portfolio   $41,715,966   $  1,498,561   $ (3,045,589)  $      (1,547,028)

6. PORTFOLIO TRANSACTIONS

The cost of purchases and the proceeds from sales of investments other than U.S. Government obligations and temporary cash investments for the six months ended June 30, 2002, were $17,271,349 and $7,845,906, respectively.

7. CAPITAL SHARES

At June 30, 2002, there were an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                 '02 SHARES      '02 AMOUNT      '01 SHARES      '01 AMOUNT
-------------------------------------------------------------------------------------------
 HIGH YIELD PORTFOLIO
 CLASS I:
 Shares sold                      1,300,574    $ 13,550,682       3,144,707    $ 32,339,947
 Reinvestment of distributions      157,998       1,636,100         168,774       1,726,302
 Shares repurchased                (590,241)     (6,113,479)       (880,558)     (8,893,253)
                                 ----------------------------------------------------------
   Net increase (decrease)          868,331    $  9,073,303       2,432,923    $ 25,172,996
                                 ==========================================================

 CLASS II:
 Shares sold                         18,837    $    196,469           5,650    $     56,669
 Reinvestment of distributions          724           7,490              47             477
 Shares repurchased                    (737)         (7,686)         (2,977)        (29,778)
                                 ----------------------------------------------------------
   Net increase                      18,824    $    196,273           2,720    $     27,368
                                 ==========================================================

8. FORWARD FOREIGN CURRENCY CONTRACTS

At June 30, 2002, certain Portfolios had entered into various contracts that obligate the Portfolios to deliver currencies at specified future dates. At the maturity of a contract, the Portfolios must make delivery of the foreign currency. Alternatively, prior to the settlement date of a portfolio hedge, the Portfolio may close out such contracts by entering into an offsetting hedge contract.

As of June 30, 2002, Pioneer Fund Portfolio had no open portfolio or settlement hedges.

[PIONEER INVESTMENTS(R) LOGO]

PIONEER VARIABLE CONTRACTS TRUST

OFFICERS
JOHN F. COGAN, JR., PRESIDENT
DANIEL T. GERACI, EXECUTIVE VICE PRESIDENT
VINCENT NAVE, TREASURER
JOSEPH P. BARRI, SECRETARY

TRUSTEES
JOHN F. COGAN, JR., CHAIRMAN
RICHARD H. EGDAHL, M.D.
MARGUERITE A. PIRET
DANIEL T. GERACI
STEPHEN K. WEST
MARY K. BUSH
MARGARET B.W. GRAHAM
JOHN WINTHROP

INVESTMENT ADVISER
PIONEER INVESTMENT MANAGEMENT, INC.

CUSTODIAN
BROWN BROTHERS HARRIMAN & CO.

LEGAL COUNSEL
HALE AND DORR LLP

THIS REPORT MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS, WHICH INCLUDES MORE INFORMATION ABOUT CHARGES AND EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.


                                                                   12064-00-0802